Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations
1. Organization
The Business
Banzai International, Inc. (the “Company” or “Banzai”) was incorporated in Delaware on September 30, 2015. Banzai is a leading enterprise SaaS Video Engagement platform used by thousands of marketers to power webinars, trainings, virtual events, and on-demand
video content.
On February 19, 2021, the Company completed its business acquisition of 100% of the equity interests of Demio, Inc. (“Demio”), pursuant to the Agreement and Plan of Merger, dated January 29, 2021, whereby Demio became a wholly owned subsidiary of the Company.
Termination of Hyros Acquisition and Amended Merger Agreement with 7GC
In December 2022, the Company entered into an Agreement and Plan of Merger with Hyros, Inc., (“Hyros”) (the “Hyros Purchase Agreement”) whereby Banzai would acquire 100% of the issued share capital of Hyros for approximately $110 million in a primarily stock transaction. The acquisition was expected to enhance Banzai’s role as a full-stack marketing technology platform, expand its total addressable market, to significantly enhance the Banzai platform and accelerate its long-term revenue growth and operational efficiency.
Concurrently, in December 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Original Merger Agreement”) with 7GC & Co. Holdings Inc. (“7GC”), a blank check company formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities, pending the close of the Hyros Purchase Agreement. On July 31, 2023, Banzai sent a notice of termination to Hyros. On August 1, 2023, Banzai and Hyros terminated the Hyros Purchase Agreement and the Hyros Side Letter (the “Hyros Transaction Termination”), with immediate effect, in connection with the inability to procure the Hyros audited financial statements on the timeline contemplated by the Hyros Purchase Agreement.
On August 4, 2023, the Company entered into an Amendment to the Agreement and Plan of Merger and Reorganization (the “Amended Merger Agreement” and together with the Original Merger Agreement, the “Merger Agreement”) with 7GC (the “Merger”). As a result of the Merger Agreement, all outstanding shares of capital stock of Banzai will be canceled and converted into the right to receive newly issued shares of common stock, par value $0.0001 per share, 7GC Common Stock determined based on a pre-money
enterprise valuation of Banzai of $100 million and a $10.00 price per share of 7GC Common Stock.
GEM Financing Arrangement
In May 2022, the Company entered into a Share Purchase Agreement with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) (the “GEM Agreement”) pursuant to which, among other things, upon the terms and subject to the conditions of the GEM Agreement, GEM is to purchase from the Company (or its successor following a Reverse Merger Transaction (as defined in the GEM Agreement)) up to the number of duly authorized, validly issued, fully paid and non-assessable
shares of common stock having an aggregate value of $100,000,000 (the “GEM Financing”).
Further, in terms of the GEM Agreement, on the Public Listing Date, the Company shall make and execute a warrant (the “GEM Warrant”) granting GEM the right to purchase up to the number of Common Shares of the Company, that is equal to 3% of the total equity interests, calculated on a fully diluted basis, and at an exercise price per share equal to the lesser of (i) the public offering price or closing bid price on the Public Listing Date or (ii) the quotient obtained by dividing $650 million by the total number of equity interests. The GEM Warrant has an expiration date that is the third
anniversary of the Public Listing Date.

Per the terms of the GEM Agreement, the GEM Agreement shall terminate automatically on the earliest of
(i)
thirty-six
consecutive months from the Public Listing Date;
(ii)
thirty-six
months from the Effective Date (May 27, 2022), and (iii) the date the purchaser shall have purchased the Aggregate Limit. The GEM Agreement may be terminated immediately at any time by mutual written consent of the Parties. The Company shall tender to GEM, as a commitment fee, an amount equal to 2% of the Aggregate Limit ($100 million) upon each Draw Down and may be paid in cash from the proceeds of such Draw Down or in freely tradeable Common Shares of the Company valued at the Daily Closing Price at the time of such Draw Down, at the option of the Company.
Emerging Growth Company
Upon closure of the Merger, the Company will become an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. Private companies are those companies that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, it adopts the new or revised standard at the time private companies adopt the new or revised standard. Therefore, the Company’s financial statements may not be comparable to certain public companies.

1. Organization
The Business
Banzai International, Inc. (the “Company” or “Banzai”) was incorporated in Delaware on September 30, 2015. Banzai is a leading enterprise SaaS Video Engagement platform used by thousands of marketers to power webinars, trainings, virtual events, and on-demand
video content.
On February 19, 2021, the Company completed its business acquisition of 100% of the equity interests of Demio, Inc. (“Demio”), pursuant to the Agreement and Plan of Merger, dated January 29, 2021, whereby Demio became a wholly owned subsidiary of the Company. Refer to Note 4 for additional information on the business combination.
Acquisition of Hyros, Inc. (terminated) and Merger Agreement with 7GC
In December 2022, the Company entered into a plan of merger agreement with Hyros, Inc., whereby immediately prior to the closing of the proposed merger transaction between Banzai and 7GC & Co. Holdings Inc. (See Note 18 for further detail), Banzai will acquire 100% of the issued share capital of Hyros for approximately $110 million (subject to customary and negotiated adjustments) in a primarily stock transaction. The acquisition is expected to enhance Banzai’s role as a full-stack marketing technology platform, expand its total addressable market, to significantly enhance the Banzai platform and accelerate its long-term revenue growth and operational efficiency. As of December 31, 2022, the merger agreement had not yet closed. On August 1, 2023, the Company terminated their merger agreement with Hyros Inc., and entered into an amended agreement with 7GC& Co.. The reason for the termination with Hyros Inc., as well as the terms of the amended agreement with 7GC&Co., have been included in Note 18.
GEM Financing Arrangement
In May 2022, the Company entered into a Share Purchase Agreement with GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) (the “GEM Agreement”) pursuant to which, among other things, upon the terms and subject to the conditions of the GEM Agreement, GEM is to purchase from the Company (or its successor following a Reverse Merger Transaction (as defined in the GEM Agreement)) up to the number of duly authorized, validly issued, fully paid and non-assessable
shares of common stock having an aggregate value of $100,000,000 (the “GEM Financing”).
Further, in terms of the GEM Agreement, on the Public Listing Date, the Company shall make and execute a warrant (the “GEM Warrant”) granting GEM the right to purchase up to the number of Common Shares of the Company, that is equal to 3% of the total equity interests, calculated on a fully diluted basis, and at an exercise price per share equal to the lesser of (i) the public offering price or closing bid price on the Public Listing Date or (ii) the quotient obtained by dividing $650 million by the total number of equity interests. The GEM Warrant has an expiration date that is the third
anniversary of the Public Listing Date.
Per the terms of the GEM Agreement, the GEM Agreement shall terminate automatically on the earliest of
(i)
thirty-six
consecutive months from the Public Listing Date;
(ii)
thirty-six
months from the Effective Date (May 27, 2022), and (iii) the date the Purchaser shall have purchased the Aggregate Limit. The GEM Agreement may be terminated immediately at any time by mutual written consent of the Parties. The Company shall tender to GEM, as a commitment fee, an amount equal to 2% of the Aggregate Limit ($100M) upon each Draw Down and may be paid in cash from the proceeds of such Draw Down or in freely tradeable Common Shares of the Company valued at the Daily Closing Price at the time of such Draw Down, at the option of the Company.

Emerging Growth Company
The Company will be an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. Private companies are those companies that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, it adopts the new or revised standard at the time private companies adopt the new or revised standard. Therefore, the Company’s financial statements may not be comparable to certain public companies.

7GC Co Holdings INC [Member]
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations
Note 1-Description of Organization and Business Operations
Organization and General
7GC & Co. Holdings Inc. (the “Company”) was incorporated as a Delaware corporation on September 18, 2020. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of September 30, 2023, the Company has not commenced any operations. All activity for the period from September 18, 2020 (inception) through September 30, 2023, has been related to the Company’s formation and the initial public offering (“Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenue until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of income earned on marketable securities held in the Trust Account (as defined below) and is subject to non-cash fluctuations for changes in the fair value of derivative warrant liabilities in its unaudited condensed consolidated statements of operations.
Sponsor and Financing
The Company’s sponsor is 7GC & Co. Holdings LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on December 22, 2020. On December 28, 2020, the Company consummated its Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), including 3,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $13.2 million, of which approximately $8.1 million was for deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of
7,350,000
warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $
1.00
per Private Placement Warrant to the Sponsor, generating proceeds of approximately $
7.4
million (Note 4).
Trust Account
Upon the closing of the Initial Public Offering and the Private Placement, $230.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (the “Trust Account”) in the United States, with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee, and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any money market funds meeting certain conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the marketable securities in the Trust Account to the Company’s stockholders, as described below.
With respect to the regulation of SPACs like our company, on March 30, 2022, the SEC issued proposed rules relating to, among other items, the circumstances in which SPACs could become subject to regulation under the Investment Company Act. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, in December 2022 management instructed Continental, the trustee of the trust account, to liquidate the marketable securities held in the trust account and instead to hold the marketable securities in the trust account in an interest-bearing demand deposit account until the earlier of consummation of our initial business combination or liquidation. This may reduce the amount of interest earned by the marketable securities in the trust account. As of September 30, 2023 and December 31, 2022, the marketable securities in the trust account are held solely in an interest-bearing demand deposit account.
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq Stock Market rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least
80
% of the balance in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the signing a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires
50
% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide its holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholders meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek stockholder approval of a Business Combination at a meeting called for such purpose at which public stockholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.
If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) provides that, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to
15
% or more of the Public Shares without the Company’s prior written consent.
T
he Public Stockholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account (initially $
10.00
per share, plus any pro rata interest earned on the marketable securities held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representative of the underwriters (as discussed in Note 5). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. These shares of Class A common stock are recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from
Equity.”
If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The
Sponsor has agreed (a) to vote its Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Founder Shares) and Private Placement Warrants (including underlying securities) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek stockholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-Business Combination activity and (d) that the Founder Shares and Private Placement Warrants (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.
If the Company is unable to complete a Business Combination by December 28, 2023, or such earlier date as determined by the Company’s board of directors (the “Board” and such period, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the marketable securities held in the Trust Account and not previously released to the Company to pay taxes (less up to $
100,000
 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Board, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirement of applicable law. The representative of the underwriters has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the marketable securities held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($
10.00).
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of marketable securities in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient marketable securities to satisfy its indemnity obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Proposed Business Combination
On December 8, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Original Merger Agreement”) with Banzai International Inc., a Delaware corporation (“Banzai”), 7GC Merger Sub I, Inc., a Delaware corporation and an indirect wholly owned subsidiary of 7GC (“First Merger Sub”), and 7GC Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of 7GC (“Second Merger Sub” and, together with First Merger Sub, the “Merger Subs” and each, a “Merger Sub”), as amended by the Amendment to Agreement and Plan of Merger, dated as of August 4, 2023, by and between 7GC and Banzai (the “Amendment” and together with the Original Merger Agreement, the “Merger Agreement”).
Pursuant to the terms of the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Banzai Business Combination” and together with the other transactions contemplated by the Merger Agreement, the “Transactions”), pursuant to which, among other things, (i) First Merger Sub will merge with and into Banzai (the “First Merger”), with Banzai surviving as an indirect wholly owned subsidiary of the Company (the “Surviving Corporation”), and, (ii) immediately following the First Merger, the Surviving Corporation will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with the Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of 7GC. At the closing of the Transactions (the “Closing”), 7GC will change its name to Banzai International, Inc., and its common stock is expected to be listed on the Nasdaq Capital Market (“Nasdaq”).
Pursuant to the Amendment, the Company and Banzai agreed to amend the terms and conditions of the Merger Agreement to provide (among other changes) that: (i) the closing of the Transactions is no longer conditioned upon the consummation of Banzai’s acquisition of Hyros Inc.; (ii) the value of the total consideration payable to Banzai stockholders is reduced from $293.0 million to $100.0 million, with no post-closing “earn-out” or other future contingent consideration; and (iii) the “Termination Date” upon which either party may terminate the Merger Agreement for any reason (subject to certain conditions set forth in the Merger Agreement) if the closing of the Transactions has not yet occurred is extended from September 8, 2023 to December 28, 2023.
The aggregate consideration payable to Banzai security holders at the closing of the Transactions (the “Closing”) is $100.0 million, consisting of newly issued shares of the Company’s Class A common stock, par value $0.0001 per share (the “7GC New Class A Shares”), which will have one vote per share, and newly issued shares of the Company’s Class B common stock, par value $0.0001 per share (the “7GC New Class B Shares”), which will have ten votes per share, in each case, as such classes of common stock exist as of immediately following the First Effective Time, and cash in lieu of any fractional 7GC New Class A Shares or 7GC New Class B Shares that would otherwise be owed to any Pre-Closing Holder.
The consummation of the Transactions is subject to customary closing conditions for transactions involving special purpose acquisition companies, including, among others: (i) approval of the 7GC Stockholder Matters (as defined in the Merger Agreement) by the Company’s stockholders, (ii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (iii) no order, statute, rule or regulation enjoining or prohibiting the consummation of the Transactions being in force, (iv) the Registration Statement/Proxy Statement (as defined in the Merger Agreement) having become effective, (v) the 7GC New Class A Shares to be issued pursuant to the Merger Agreement having been approved for listing on Nasdaq, (vi) the Company having at least $
5,000,001
of net tangible assets remaining after redemptions by the Company’s stockholders, and (vii) customary bring-down conditions. Additionally, the obligations of Banzai and its subsidiaries to consummate the Transactions are also conditioned upon, among others, the satisfaction of a $
5.0
million minimum net cash condition, being defined as an amount equal to the sum of (i) the cash proceeds to be received by the Company at Closing from the Trust Account established by the Company in connection with the Transactions (after, for the avoidance of doubt, giving effect to redemptions by the Company’s stockholders), (ii) the cash proceeds to be received by the Company or any of Banzai or its subsidiaries from any financing, whether equity or debt, at or immediately following the Closing, and (iii) the unrestricted cash on the balance sheet of Banzai as of immediately prior to the Closing, minus 7GC Transaction Expenses (as defined in the Amendment), minus the Company Expenses (as defined in the Amendment), equaling or exceeding $
5,000,000
.

The Company filed (i) a Current Report on Form
8-K
with the SEC on December 8, 2022 including additional details, the Merger Agreement, and related supporting agreements, and (ii) a Current Report on
Form 8-K
with the SEC on August 7, 2023 including the Amendment and related supporting agreements. The Company filed a registration statement on Form
S-4
with the SEC on August 31, 2023 in connection with the Banzai Business Combination, which was declared effective (as amended) on November 15, 2023. The Company has set a record date of October 27, 2023 and a meeting date of December 5, 2023, for its special meeting of stockholders to consider the Banzai Business Combination.
Stockholders Meeting, Trust Account Redemptions, Extension of Combination Period and Additional Trust Deposits.
On December 21, 2022, the Company held a special meeting of stockholders in lieu of an annual meeting of stockholders (the “First Meeting”). At the First Meeting, the Company’s stockholders approved an amendment to the Amended and Restated Certificate of Incorporation (the “Extension Amendment”) to extend the date by which the Company must consummate its initial Business Combination from December 28, 2022, within 24 months from the closing of the Initial Public Offering, to June 28, 2023, or such earlier date as determined by the Board (the “Extension”). Also on December 21, 2022, the Company filed the Extension Amendment with the Secretary of State of the State of Delaware.
In connection
 with the First Meeting, stockholders holding
17,923,223
Public Shares exercised their right to redeem such shares for a pro rata portion of the marketable securities in the Trust Account.
In
connection with the Extension, the Sponsor agreed to deposit into the Trust Account an aggregate of $
900,000
plus $
300,000
for each of the three subsequent calendar months commencing on March 29, 2023. As of September 30, 2023,
$
1,800,000
was deposited into the Trust Account for the
benefit of the Public Stockholders. The Company issued an unsecured promissory note in connection with these fundings. See Note 4.
On June 26, 2023, the Company held a special meeting of stockholders in lieu of an annual meeting of stockholders (the “Second Meeting”). At the Second Meeting, the Company’s stockholders approved an amendment to the Amended and Restated Certificate of Incorporation (the “Second Extension Amendment”) to extend the date by which the Company must consummate its initial Business Combination from June 28, 2023 to December 28, 2023, or such earlier date as determined by the Board (the “Second Extension”).
In connection with the Second Meeting, stockholders holding 1,747,139
Public Shares exercised their right to redeem such shares for a pro rata portion of the marketable securities in the Trust Account. Following redemptions, the Company had
3,329,638 Public Shares outstanding. After the satisfaction of such redemptions, the balance of the Trust Account was approximately $35.6 million as of September 30, 2023.
Prior to the Second Meeting, on June 16, 2023, the Company and the Sponsor entered into non-redemption agreements (the “Non-Redemption Agreements”) with certain unaffiliated third parties (the “Holders”) in exchange for the Holders agreeing either not to request redemption, or to reverse any previously submitted redemption demand with respect to an aggregate of 3,172,000 shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of the Company sold in its Initial Public Offering, in connection with the Second Meeting to, among other things, approve the Second Extension Amendment to extend the date by which the Company must (i) consummate an initial business combination, (ii) cease all operations except for the purpose of winding up, and (iii) redeem or repurchase 100% of its Class A common stock included as part of the units sold in the IPO, from June 28, 2023 to December 28, 2023. In consideration of the foregoing agreements, immediately prior to, and substantially concurrently with, the closing of an initial Business Combination, (i) the Sponsor (or its designees) will surrender and forfeit to the Company for no consideration an aggregate of 396,500 shares of the Company’s Class B common stock, par value $0.0001 per share, held by the Sponsor (the “Forfeited Shares”) and (ii) the Company shall issue to the Holders a number of shares of Class A common stock equal to the number of Forfeited Shares. The Company estimated the aggregate fair value of the
396,500
shares of Class B common stock attributable to the Holders to be $
372,710
or $
0.94
per share. The excess of the fair value of the shares of Class B common stock was determined to be a cost associated with completing a Business Combination and a capital contribution from a related entity under SAB Topic 5T.
Liquidity and Going Concern
As of September 30, 2023, the Company had $
399,511
of cash in its operating account and a working capital deficit of $
7,626,337
. $
2,300,000
of the total current liabilities is related to convertible promissory note-related party that is not expected to be repaid from current assets. During the nine months ended September 30, 2023, $
411,200
was withdrawn from the Trust Account to pay tax obligations. During the nine
 months ended September 30, 2023, approximately $18 million was withdrawn for redemptions. During the year ended December 31, 2022, approximately $
1.1
million was withdrawn from the Trust Account to pay tax obligations and approximately $
180.9
million was withdrawn for redemptions.
Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account and loans from the Sponsor. Additionally, during the year ended December 31, 2022, approximately $
1.1
million of the gain on marketable securities held in the Trust Account was requested and released from the Trust Account in order to pay the Company’s tax obligations. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 4).
On December 21, 2022, the Company issued an unsecured promissory note (the “Note”) to the Sponsor, which provides for borrowings from time to time of up to an aggregate of $
2,300,000
. Up to $
500,000
of the Note may be drawn and used for working capital purposes (a “Working Capital Drawdown”) and up to $
1,800,000
of the Note may be drawn and used to finance deposits to the Trust Account (an “Extension Drawdown”). As of September 30, 2023 there was $
500,000
outstanding as a Working Capital Drawdown under this Note and $
1,800,000
outstanding as an Extension Drawdown. As of December 31, 2022, there was $
200,000
outstanding as a Working Capital Drawdown under this Note and $
900,000
outstanding as an Extension Drawdown. See Note 4.
On October 3, 2023, the Company issued an additional unsecured promissory note (the “Second Note”, together with the Note, the “Notes”) to the Sponsor, which provides for borrowings from time to time of up to an aggregate of $
500,000
for working capital purposes. Please refer to Note 10.
The Company has incurred and expects to incur significant costs in pursuit of its Proposed Business Combination, which resulted in the Company’s accrued expenses being greater than the cash balance in its operating account. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic
205-40,
“Presentation of Financial Statements - Going Concern,” management has determined that the working capital deficit and the mandatory liquidation date and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to complete a Business Combination by December 28, 2023, or such earlier date as determined by the Board, then the Company will cease all operations except for the purpose of liquidating. Management intends to close the Business Combination prior to the termination date. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 28, 2023, or such earlier date as determined by the Board.

Note
1-Description
of Organization and Business Operations
Organization and General
7GC &
Co. Holdings, Inc. (the “Company”) was incorporated as a Delaware corporation on September 18, 2020. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2022, the Company has not commenced any operations. All activity for the period from September 18, 2020 (inception) through December 31, 2022 has been related to the Company’s formation and the initial public offering (“Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenue until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of income earned on investments held in the Trust Account (as defined below) and is subject to non-cash
fluctuations for changes in the fair value of derivative warrant liabilities in its consolidated statements of operations. The Company’s fiscal year end is December 31.
Sponsor and Financing
The Company’s sponsor is 7GC & Co. Holdings LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Initial Public Offering was declared effective on December 22, 2020. On December 28, 2020, the Company consummated its Initial Public Offering of
23,000,000
units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”), including
3,000,000
additional Units to cover over-allotments (the “Over-Allotment Units”), at $
10.00
per Unit, generating gross proceeds of $
230.0
 million, and incurring offering costs of approximately $
13.2
 million, of which approximately $
8.1
 million was for deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of
7,350,000
warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $
1.00
per Private Placement Warrant to the Sponsor, generating proceeds of approximately $
7.4
 million (Note 4).
Trust Account
Upon the closing of the Initial Public Offering and the Private Placement, $
230.0
 million ($
10.00
per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (the “Trust Account”) in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any money market funds meeting certain conditions of Rule
2a-7
of the Investment Company Act, which invest only in direct U.S, government treasury obligations.
With respect to the regulation of special purpose acquisition companies (“SPACs”) like the Company, on March 30, 2022, the SEC issued proposed rules relating to, among other items, the circumstances in which SPACs could become subject to regulation under the Investment Company Act. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, in December 2022 the Company instructed the trustee of the Trust Account to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account until the earlier of consummation of a Business Combination and liquidation of the Company. This may reduce the amount of interest earned by the funds in the Trust Account. As of December 31, 2022, the funds in the Trust Account are held solely in an interest-bearing demand deposit account.

Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Nasdaq Stock Market rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least
80
% of the balance in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the signing a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires
50
% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide its holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholders meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek stockholder approval of a Business Combination at a meeting called for such purpose at which public stockholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.
If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) provides that, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.
The Public Stockholders will be entitled to redeem their shares for a pro rata portion of the amount then in the Trust Account (initially $
10.00
per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share
amount to be distributed to Public Stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representative of the underwriters (as discussed in Note 5). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. These shares of Class A common stock are recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
If a stockholder vote is not required and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.
The Sponsor has agreed (a) to vote its Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination, (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation with respect to the Company’s pre-Business
Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Founder Shares) and Private Placement Warrants (including underlying securities) into the right to receive cash from the Trust Account in connection with a stockholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek stockholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights of pre-Business
Combination activity and (d) that the Founder Shares and Private Placement Warrants (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Sponsor will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the Initial Public Offering if the Company fails to complete its Business Combination.
If the Company is unable to complete a Business Combination by June 28, 2023, or such earlier date as determined by the Company’s board of directors (the “Board” and such period, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Board, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirement of applicable law. The representative of the underwriters has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Proposed Business Combination
On December 8, 2022, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Banzai International Inc., a Delaware corporation (“Banzai”), 7GC Merger Sub I, Inc., a Delaware corporation and an indirect wholly owned subsidiary of 7GC (“First Merger Sub”), and 7GC Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of 7GC (“Second Merger Sub” and, together with First Merger Sub, the “Merger Subs” and each, a “Merger Sub”).

Pursuant to the terms of the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Proposed Business Combination” and together with the other transactions contemplated by the Merger Agreement, the “Transactions”), pursuant to which, among other things, (i) First Merger Sub will merge with and into Banzai (the “First Merger”), with Banzai surviving as an indirect wholly owned subsidiary of the Company (the “Surviving Corporation”), and, (ii) immediately following the First Merger, the Surviving Corporation will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with the Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of 7GC. At the closing of the Transactions (the “Closing”), 7GC will change its name to Banzai International, Inc., and its common stock is expected to be listed on the Nasdaq Capital Market (“Nasdaq”).
The Proposed Business Combination values the combined company resulting from the completion of the Proposed Business Combination at a pro forma enterprise value of approximately $
380
 million. Under the terms of the Merger Agreement, the consideration to be paid to security holders of Banzai prior to the First Effective Time (such time as defined in the Merger Agreement and such holders, the
“Pre-Closing
Holders”) in the First Merger is $
293,000,000
, subject to certain adjustments contained in the Merger Agreement, including a reduction of $
7,672,000
and addition of the 7GC Transaction Expenses (as defined in the Merger Agreement) in excess of the deferred underwriting fees from the Initial Public Offering and $
10,000,000
, in each case as more specifically set forth in the Merger Agreement. The consideration will be paid in stock, comprised of shares of the Company’s Class A common stock, par value $
0.0001
per share (the “7GC New Class A Shares”), which will have
one vote
per share, and the Company’s Class B common stock, par value $
0.0001
per share (the “7GC New Class B Shares”), which will have
ten votes
per share, in each case, as such classes of common stock exist as of immediately following the First Effective Time, and in cash in lieu of any fractional 7GC New Class A Shares or 7GC New Class B Shares that would otherwise be owed to any
Pre-Closing
Holder, as well as restricted 7GC New Class A Shares subject to the vesting and forfeiture provisions provided for in the Merger Agreement and described in the Merger Agreement (collectively, the “Earn Out Shares”).
T
he consummation of the Transactions is subject to customary closing conditions for transactions involving special purpose acquisition companies, including, among others: (i) approval of the 7GC Stockholder Matters (as defined in the Merger Agreement) by the Company’s stockholders, (ii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (iii) no order, statute, rule or regulation enjoining or prohibiting the consummation of the Transactions being in force, (iv) the Registration Statement/Proxy Statement (as defined in the Merger Agreement) having become effective, (v) the 7GC New Class A Shares (including the Earn Out Shares) to be issued pursuant to the Merger Agreement having been approved for listing on Nasdaq, (vi) the Company having at least $
5,000,001
of net tangible assets remaining after redemptions by the Company’s stockholders, (vii) consummation of the acquisition by Banzai of Hyros Inc., a Delaware corporation (“Hyros”), pursuant to the terms and subject to the conditions set forth in that certain Agreement and Plan of Merger, dated as of December 8, 2022 (the “Hyros Purchase Agreement”), by and among Banzai, Hero Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Banzai (the “Hyros Merger Sub”), Hyros and the stockholder representative party thereto (the “Stockholder Representative”), and (vii) customary bring-down conditions. Additionally, the obligations of Banzai and its subsidiaries to consummate the Transactions are also conditioned upon, among others, (A) the Company having delivered to Banzai executed copies of the Registration Rights Agreement and the Exchange Agent Agreement (as defined in the Merger Agreement), and evidence that the second amended and restated certificate of incorporation of the Company has been filed with the Secretary of State of Delaware, and (B) the sum of (i) the cash proceeds to be received by the Company at Closing from the Trust Account established by the Company in connection with the Transactions (after, for the avoidance of doubt, giving effect to redemptions by the Company’s stockholders), (ii) the $
100,000,000
equity commitment by GEM Global Yield LLC SCS and GEM Yield Bahamas Limited under the Share Purchase Agreement dated as of May 27, 2022 and (iii) the unrestricted cash on the balance sheet of Banzai as of immediately prior to the Closing equaling or exceeding $
100,000,000
.
The Company filed a Current Report on Form
8-K
with the SEC on December 8, 2022 including additional details, the Merger Agreement, and related supporting agreements.

Stockholders Meeting, Trust Account Redemptions, Extension of Combination Period and Additional Trust Deposits
On December 21, 2022, the Company held a special meeting of stockholders in lieu of an annual meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved an amendment to the Amended and Restated Certificate of Incorporation (the “Extension Amendment”) to extend the date by which the Company must consummate its initial Business Combination from December 28, 2022, within 24 months from the closing of the Initial Public Offering, to June 28, 2023, or such earlier date as determined by the Board (the “Extension”). Also on December 21, 2022, the Company filed the Extension Amendment with the Secretary of State of the State of Delaware.
Stockholders holding 17,923,223 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. Following redemptions, the Company has 5,076,777 Public Shares outstanding. After the satisfaction of such redemptions the balance of the Trust Account was approximately $52.1 million.
In connection with the Extension, the Sponsor agreed to deposit into the Trust Account an aggregate of $900,000 plus $300,000 for each of the three subsequent calendar months commencing on March 29, 2023. As of December 31, 2022, $900,000 was deposited into the Trust Account for the benefit of the Public Stockholders. The Company issued an unsecured promissory note in connection with these fundings. See Note 4.
Liquidity and Going Concern
As of December 31, 2022, the Company had approximately $
1.0
 million of cash in its operating account and a working capital deficit of approximately $
3.2

million (excluding the convertible promissory note—related party). During the year ended December 31, 2022, approximately
$
1.1
 million was withdrawn from the Trust Account to pay tax obligations, and as of December 31, 2022, approximately $
111,000
of tax obligations can
be withdrawn from the Trust Account.
Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account and loans from the Sponsor. Additionally, during the year ended December 31, 2022, approximately $
1.1
 million of the gain on investments held in the Trust Account was requested and released from the Trust Account in order to pay the Company’s tax obligations. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 4). As of December 31, 2021, there were no Working Capital Loans outstanding.
On December 21, 2022, the Company issued an unsecured promissory note (the “Note”) to the Sponsor, which provides for borrowings from time to time of up to an aggregate of $2,300,000. Up to $500,000 of the Note may be drawn and used for working capital purposes (a “Working Capital Drawdown”) and up to $1,800,000 of the Note may be drawn and used to finance deposits to the Trust Account (an “Extension Drawdown”). As of December 31, 2022, there was $200,000 outstanding as a Working Capital Drawdown under this Note and $900,000 outstanding as an Extension Drawdown.
See Note 4.
The Company has incurred and expects to incur significant costs in pursuit of its Proposed Business Combination, which resulted in the Company’s accrued expenses being greater than the cash balance in its operating account. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic
205-40,
“Presentation of Financial Statements-Going Concern,” management has determined that the working capital deficit and the mandatory liquidation date and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to complete a Business Combination by June 28, 2023, or such earlier date as determined by the Board, then the Company will cease all operations except for the purpose of liquidating. Management intends to close the Business Combination prior to the termination date. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 28, 2023, or such earlier date as determined by the Board.